Business Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Acquisitions

21) Business Acquisitions

During the years ended December 31, 2014 through 2016, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia, the Ingrid Knutsen and the Raquel Knutsen.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.1 million, $0.1 million and $0.1 million as of December 31, 2016, 2015 and 2014, respectively, were expensed as incurred under general and administrative expenses. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014
Purchase price (1)	$20,252	$12,863	$41,186	$18,230	$114,293
Less: Fair value of net assets acquired:
Vessel and equipment (2)	116,751	115,000	103,389	103,400	335,000
Cash	7,146	4,744	4,343	1,574	8,997
Inventories	307	144	—	—	395
Other current assets	183	188	25	—	1,939
Amounts due from related parties	59	1	935	—	4
Long-term debt	(79,950)	(84,275)	(64,470)	(82,164)	(221,812)
Long-term debt from related parties	(24,019)	(20,253)	—	—	—
Deferred debt issuance	1,059	—	—	—	—
Other long-term liabilities	—	—	—	—	(4,774)
Derivatives liabilities	207	—	(802)	(968)	(348)
Trade accounts payable	(167)	(94)	(4)	(35)	(390)
Accrued expenses	(1,179)	(1,555)	(335)	(825)	(1,360)
Prepaid charter and deferred revenue	—	(762)	(442)	—	(1,487)
Amount due to related parties	(145)	(275)	(1,453)	(2,752)	(2,338)

Subtotal	20,252	12,863	41,186	18,230	113,826

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—	$—	$467
Goodwill (3)	—	—	—	—	467
Difference between the purchase price and allocated values	$—	$—	$—	$—	$—

(1)	The purchase price comprises the following:

(U.S. Dollars in thousands)	Final Raquel Knutsen December 1, 2016	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia December 15, 2014	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014
Cash consideration paid to KNOT (from KNOT)	$(12,019)	$10,472	$38,531	$8,836	$113,306
Purchase price adjustments	7,271	2,391	2,655	(2,606)	987
Seller’s credit	12,981	—	—	12,000	—
Seller’s loan	12,019	—	—	—	—
Purchase price	$20,252	$12,863	$41,186	$18,230	$114,293

(2)	Vessel and equipment includes allocation to dry docking for the following vessels (in thousands): Raquel Knutsen of $1,663, Ingrid Knutsen of $1,263, Hilda Knutsen of $2,042 and Torill Knutsen of $2,166. For the Dan Sabia and the Dan Cisne, $389 and $400 of the purchase price adjustments were allocated to the respective vessels.
(3)	The goodwill recognized in connection with the acquisitions of the Hilda Knutsen and the Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Raquel Knutsen

On December 1, 2016, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen. The purchase price was $116.5 million, less $103.5 million of outstanding indebtedness related to the vessels plus other purchase price adjustments of $7.3 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Raquel Knutsen acquisition date, the business has contributed revenues of $1.5 million and net income of $0.2 million to the Partnership for the period from December 1, 2016 to December 31, 2016.

Ingrid Knutsen

On October 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen NYK Shuttle Tankers 16 AS, the company that owns and operates the Ingrid Knutsen. The purchase price was $115.0 million, less assumed bank debt of $104.5 million plus other purchase price adjustments of $2.4 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Ingrid Knutsen acquisition date, the business has contributed revenues of $3.6 million and net income of $1.0 million to the Partnership for the period from October 15, 2015 to December 31, 2015.

Dan Sabia

On June 15, 2015, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. The purchase price was $103.0 million, less assumed bank debt of $64.5 million plus other purchase price adjustments of $2.7 million. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 5,000,000 common units which closed on June 2, 2015. See Note 22 —Equity Offerings. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Dan Sabia acquisition date, the business has contributed revenues of $5.5 million and net income of $2.2 million to the Partnership for the period from June 15, 2015 to December 31, 2015.

Dan Cisne

On December 15, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. The purchase price was $103.0 million; less assumed bank debt of $82.2 million less other purchase price adjustments of $2.6 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Dan Cisne acquisition date, the business has contributed revenues of $0.5 million and net income of $0.9 million to the Partnership for the period from December 15, 2014 to December 31, 2014.

Hilda Knutsen & Torill Knutsen

On June 30, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in: (i) Knutsen Shuttle Tankers 14 AS, the company that owns and operates the Hilda Knutsen ; and (ii) Knutsen Shuttle Tankers 15 AS, the company that owns and operates the Torill Knutsen (the “Acquisitions”). The purchase price of the Hilda Knutsen was $166.0 million, net of $109.6 million of outstanding indebtedness related to the vessel. The purchase price of the Torill Knutsen was $169.0 million, net of $112.1 million of outstanding indebtedness related to the vessel. The cash portion of the purchase prices was financed with proceeds from the Partnership’s public offering of 4,600,000 common units which closed on June 27, 2014. See Note 22—Equity Offerings. The purchase prices were subsequently adjusted by a working capital adjustment of $1.0 million. The Partnership accounted for these acquisitions as the acquisitions of businesses. The purchase prices of the acquisitions were allocated to the identifiable assets acquired. The allocation of the purchase prices to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

Since the Hilda Knutsen and the Torill Knutsen acquisition date, the businesses have contributed revenues of $23.5 million and net income of $10.0 million to the Partnership for the period from June 30, 2014 to December 31, 2014.

Pro forma financial information – Raquel Knutsen

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2016 and 2015, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2015. The Raquel Knutsen was under construction and not operational during the year ended December 31, 2014. As a result, the Partnership has evaluated that had the acquisition of the Raquel Knutsen been consummated as of January 1, 2014, pro forma revenue and net income for the year ended December 31, 2014 attributable to the Raquel Knutsen would be immaterial. The Raquel Knutsen was delivered on March 27, 2015.

(U.S. Dollars in thousands)	Unaudited 2016	Unaudited 2015
Revenue	$190,229	$164,477
Net income	65,101	38,401

Included in the pro forma adjustments are depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2015. In addition, the pro forma adjustments reflect new capital structure and changes in guarantors as if the acquisition had taken place from the date of delivery of the vessel.

Pro forma financial information – Ingrid Knutsen and Dan Sabia

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2015 and 2014, giving effect to the Partnership’s acquisition and financing of the Dan Sabia and the Ingrid Knutsen as if these acquisitions had taken place on January 1, 2014. The Dan Sabia and Ingrid Knutsen were delivered on January 9, 2012 and December 2, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited 2015	Unaudited 2014
Revenue	$173,116	$138,702
Net income	43,810	30,395

Included in the pro forma adjustments are depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisitions had taken place on January 1, 2014. In addition, the pro forma adjustments reflect new capital structure and changes in guarantors as if the acquisitions had taken place from the date of delivery of the vessels.

Pro forma financial information – Hilda Knutsen, Torill Knutsen and Dan Cisne

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014, giving effect to the Partnership’s acquisition and financing of the Dan Cisne, the Hilda Knutsen and the Torill Knutsen as if these acquisitions had taken place on January 1, 2014. The Dan Cisne, the Hilda Knutsen and the Torill Knutsen were delivered September 14, 2011, August 5, 2013 and November 4, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited 2014
Revenue	$145,524
Net income	$36,621

Included in the pro forma adjustments are depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisitions had taken place on January 1, 2014. In addition, the pro forma adjustments reflect new capital structure and changes in guarantors as if the acquisitions had taken place from date of delivery of the vessels.